Equity-Accounted Investees - Plasmavita Healthcare GmbH (Details)	1 Months Ended	12 Months Ended
	Dec. 31, 2017 EUR (€) person € / shares shares	Dec. 31, 2017 EUR (€) Center € / shares shares	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of joint ventures [line items]
Share capital			€ 119,603,705	€ 119,603,705
Plasmavita HealthCare
Disclosure of joint ventures [line items]
Contribution		€ 10,000,000
Additional contribution		€ 10,000,000
Ownership interest in joint venture (as a percent)		50.00%
Number of plasma centers | Center		10
European partners | Plasmavita HealthCare
Disclosure of joint ventures [line items]
Ownership interest in joint venture (as a percent)		50.00%
Number of partners in joint venture | person	2
Plasmavita HealthCare
Disclosure of joint ventures [line items]
Consideration transferred to create a joint venture	€ 12,500	€ 12,500
Share capital	€ 25,000	€ 25,000
Number of shares outstanding | shares	25,000	25,000
Par value (in Euros per share) | / shares | € / shares	€ 1	€ 1